THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

                          SUPPLEMENT DATED MAY 13, 2008
                        TO PROSPECTUS DATED MARCH 1, 2008


AS OF MAY 13, 2008, THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDS' PROSPECTUS DATED MARCH 1, 2008:

Third Avenue Small-Cap Value Fund will re-open to new investors effective
May 19, 2008. This revises the disclosure within the Purchasing Shares section of the Prospectus, beginning on page 17.